GAIN ON SALE OF ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Sales of Vessels [Abstract]
Imputed sales price	$ 79,235
Book value	70,767
Gain/(loss)	8,468
Ticen Sun (ex Front Highness) [Member]
Sales of Vessels [Abstract]
Imputed sales price	11,496
Book value	9,817
Gain/(loss)	1,679
Front Ace [Member]
Sales of Vessels [Abstract]
Imputed sales price	12,938
Book value	14,339
Gain/(loss)	(1,401)
Front Leader [Member]
Sales of Vessels [Abstract]
Imputed sales price	18,254
Book value	16,278
Gain/(loss)	1,976
Front Breaker [Member]
Sales of Vessels [Abstract]
Imputed sales price	17,863
Book value	13,986
Gain/(loss)	3,877
Front Striver [Member]
Sales of Vessels [Abstract]
Imputed sales price	18,684
Book value	16,347
Gain/(loss)	$ 2,337